Biological assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of biological assets [Line Items]
Balance	$ 3,559,696	$ 3,629,734	$ 3,085,925
Increase due to purchases	964,612	890,634	842,052
Sales	(119,297)	(87,230)	(109,776)
Net increase due to births	2,566,464	2,389,731	2,274,755
Production cost	34,919,398	32,424,234	31,135,820
Depreciation	(2,136,224)	(2,058,461)	(1,903,086)
Transfers to inventories	(35,982,249)	(33,547,127)	(31,921,655)
Other	22,854	(81,819)	225,699
Balance	3,795,254	3,559,696	3,629,734
Current biological assets [member]
Disclosure of biological assets [Line Items]
Balance	1,942,193	1,961,191	1,651,794
Increase due to purchases	334,710	291,361	237,525
Sales	0	0	0
Net increase due to births	274,286	277,621	240,085
Production cost	33,189,920	30,892,045	29,620,380
Depreciation	0	0	0
Transfers to inventories	(33,690,071)	(31,435,017)	(29,886,985)
Other	22,488	(45,008)	98,392
Balance	2,073,526	1,942,193	1,961,191
Non-current biological assets [member]
Disclosure of biological assets [Line Items]
Balance	1,617,503	1,668,543	1,434,131
Increase due to purchases	629,902	599,273	604,527
Sales	(119,297)	(87,230)	(109,776)
Net increase due to births	2,292,178	2,112,110	2,034,670
Production cost	1,729,478	1,532,189	1,515,440
Depreciation	(2,136,224)	(2,058,461)	(1,903,086)
Transfers to inventories	(2,292,178)	(2,112,110)	(2,034,670)
Other	366	(36,811)	127,307
Balance	$ 1,721,728	$ 1,617,503	$ 1,668,543